Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Supplementary Cash Flow Information [Abstract]
Schedule of Non-cash Transactions

	For the year ended December 31,
	2019	2018
	$	$

Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable	1,888,979	1,355,658
Reclassification of cancelled stock options	-	9,919
Reclassification of expired stock options	579,937	214,387
Reclassification of stock options exercised	216,991	1,641,078
Reclassification of cancelled restricted share units	68,072	-
Reclassification of restricted share unit vested	238,869	-
Capitalization of right-of-use assets and lease liabilities	934,659	-
Provision for site reclamation	-	946,010